Inventories - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 1,244,942	$ 870,699
Write-downs (reversals of write-downs) of inventories	$ 81,056	$ 31,682